Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data
Selected Quarterly Financial Data (unaudited)
Selected summarized quarterly financial information for the years ended 2014 and 2013 is as follows:

	Three Months Ended
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Revenues	$12,834	$14,044	$14,325	$15,669	$16,834	$19,158	$20,989	$22,148
Cost of revenues	7,807	8,408	9,167	10,879	10,212	10,830	12,143	12,869
Gross profit	5,027	5,636	5,158	4,790	6,622	8,328	8,846	9,279
Operating expenses:
Sales and marketing	3,060	4,138	4,599	4,929	5,509	6,032	5,642	5,886
Research and development	1,866	2,152	2,259	2,752	2,736	2,787	3,155	3,408
General and administrative	2,335	2,776	3,207	3,424	3,718	4,058	4,574	4,641
Unoccupied lease charges	—	148	88	—	—	—	—	—
Total operating expenses	7,261	9,214	10,153	11,105	11,963	12,877	13,371	13,935
Loss from operations	(2,234)	(3,578)	(4,995)	(6,315)	(5,341)	(4,549)	(4,525)	(4,656)
Total other expense, net	(51)	(116)	(170)	(162)	(207)	(119)	(82)	(84)
Loss before income taxes	(2,285)	(3,694)	(5,165)	(6,477)	(5,548)	(4,668)	(4,607)	(4,740)
Provision for income taxes	(5)	(14)	(14)	(22)	(18)	(15)	(18)	(20)
Loss from continuing operations	(2,290)	(3,708)	(5,179)	(6,499)	(5,566)	(4,683)	(4,625)	(4,760)
Loss from discontinued operations, net of tax	(199)	—	—	—	—	—	—	—
Net loss	$(2,489)	$(3,708)	$(5,179)	$(6,499)	$(5,566)	$(4,683)	$(4,625)	$(4,760)

Reconciliation of net loss to adjusted EBITDA:
Net Loss	$(2,489)	$(3,708)	$(5,179)	$(6,499)	$(5,566)	$(4,683)	$(4,625)	$(4,760)
Depreciation and amortization	638	624	809	900	999	1,031	1,092	961
Stock-based compensation expense
Cost of revenues	61	61	70	72	126	147	159	191
Sales and marketing	39	60	81	94	167	187	189	231
Research and development	59	66	64	68	107	122	131	167
General and administrative	175	189	197	249	518	612	622	894
Provision for income taxes	5	14	14	22	18	15	18	20
Other expense, net	51	116	170	162	207	119	82	84
Unoccupied lease charge	—	148	88	—	—	—	—	—
Loss from discontinued operations, net of tax	199	—	—	—	—	—	—	—
Adjusted EBITDA	$(1,262)	$(2,430)	$(3,686)	$(4,932)	$(3,424)	$(2,450)	$(2,332)	$(2,212)

Registered users (1)	2,609	2,900	2,956	3,124	3,447	3,941	4,123	4,340

(1)Represents registered users at the end of the period.